Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) Segment Customer shares	Dec. 31, 2017 USD ($) Customer shares
Summary Of Significant Accounting Policy [Line Items]
Number of Operating Segments | Segment	1
Non-current restricted cash	$ 107,000	$ 107,000
Lease expiration year	2025
Restricted cash, current		166,000
Available-for-sale securities	$ 0
Allowance for Doubtful Accounts Receivable	$ 0	0
Equity method ownership percentage	30.00%
Share of losses for investee	$ 302,000
Impairment losses	$ 0	0
Share options expiration period	10 years
Vesting period	4 years
Vesting description	Share-based compensation is recognized over the requisite service period of the individual awards using the straight-line attribution method, which generally equals the vesting period. Share options have a ten-year life and generally vest 25% on the first anniversary of the grant and in 1/48th equal installments on each monthly anniversary thereafter, such that options are fully vested on the four-year anniversary of the date of grant.
Share-based awards granted | shares	1,046,931
Tax Cuts and Jobs Act, accounting complete, date	Dec. 22, 2017
Accounting requirements	$ 0
Tax cuts and jobs act of 2017, remeasurement of deferred tax assets	2,400,000
Dividends declared	0	0
Dividends paid	$ 0	$ 0
ASU 2016-02 [Member]
Summary Of Significant Accounting Policy [Line Items]
Incremental borrowing rate	8.40%
Derecognition of deferred rent	$ 500,000
Non-employee [Member]
Summary Of Significant Accounting Policy [Line Items]
Share-based awards granted | shares	0	0
First Year Anniversary of the Grant [Member]
Summary Of Significant Accounting Policy [Line Items]
Vesting percentage	25.00%
Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Equity method ownership percentage	20.00%
Property and equipment, useful lives	3 years
Minimum [Member] | ASU 2016-02 [Member]
Summary Of Significant Accounting Policy [Line Items]
Operating lease assets	$ 5,500,000
Operating lease liabilities	$ 5,500,000
Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property and equipment, useful lives	5 years
Maximum [Member] | ASU 2016-02 [Member]
Summary Of Significant Accounting Policy [Line Items]
Operating lease assets	$ 6,500,000
Operating lease liabilities	$ 6,500,000
Credit Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policy [Line Items]
Number of customers | Customer	1	1
Concentration risk, percentage	96.00%
Credit Risk [Member] | Revenue [Member]
Summary Of Significant Accounting Policy [Line Items]
Number of customers | Customer	3	3
Concentration risk, percentage	80.00%	92.00%